Stock-Based Incentive Plans - Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Options outstanding, Beginning Balance	299,107	350,642	565,615
Number of Options, Granted	144,296	19,222	46,529
Number of Options, Exercised	(802)	(559)	0
Number of Options, Forfeited	(24,324)	(30,758)	(19,423)
Number of Options, Expired	(98,579)	(39,440)	(242,079)
Number of Options outstanding, Ending Balance	318,901	299,107	350,642
Number of Options exercisable, end of year	161,984	249,853	235,755
Number of Options vested or expected to vest	287,202	249,176	306,225
Weighted Average Exercise Price, Option outstanding, Beginning Balance	$ 36.75	$ 36.75	$ 39.70
Weighted Average Exercise Price, Granted	$ 19.33	$ 17.95	$ 14.60
Weighted Average Exercise Price, Exercised	$ 14.98	$ 14.25
Weighted Average Exercise Price, Forfeited	$ 17.12	$ 17.40	$ 18.95
Weighted Average Exercise Price, Expired	$ 43.63	$ 43.05	$ 40.80
Weighted Average Exercise Price, Option outstanding, Ending Balance	$ 28.34	$ 36.75	$ 36.75
Weighted Average Exercise Price, Options exercisable, end of year	$ 37.14	$ 40.50	$ 43.05
Weighted Average Exercise Price, Options vested or expected to vest	$ 29.34	$ 37.40	$ 37.30